Pension Plans and Other Postretirement Benefits - Expected Future Benefit Payments (Details) - Pension Plans $ in Millions	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2016	$ 37
2017	39	[1]
2018	51
2019	50
2020	49
Thereafter	$ 250

[1]	Excludes any payments associated with the ultimate settlement of the terminated plan discussed above.